Other (Income)/Deductions - Net - Footnotes - Indefinite-Lived Intangibles (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Jun. 24, 2013	Feb. 06, 2013	Sep. 27, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2014	Oct. 01, 2013	Sep. 30, 2013	Oct. 31, 2012	Oct. 30, 2012	Sep. 06, 2012
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				$ 323		$ 396	$ 803
Write down of assets to realizable value				194
Income from equity method investments				(45)		(86)
ViiV Healthcare Limited [Member]
Indefinite-lived Intangible Assets [Line Items]
Gain on contingent consideration, liability				159		40
NextWave Pharmaceuticals, Inc. [Member]
Indefinite-lived Intangible Assets [Line Items]
Gain on contingent consideration, liability							(114)
Global Innovative Pharmaceutical [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments						12	448
Global Established Pharmaceutical [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				294		166	201
Research and Development Expense [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				13		190	140
Consumer Healthcare [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset impairments				17		28	14
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				132	[1]	47
Trade Names [Member] | Xanax/Xanax XR [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)							109
Trade Names [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Robitussin [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				132
In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)				71	[1]		227
In Process Research and Development [Member] | Skin Fibrosis [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets, indefinite-lived (excluding goodwill)						190
Zhejiang Hisun Pharmaceuticals Co., Ltd. [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment				$ 463
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, ownership percentage				49.00%									49.00%
Laboratorio Teuto Brasilero [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment						56	32
Equity method investment, ownership percentage				40.00%
Equity method investment, recognized gain (loss)							(223)
Certain Private Company Investments [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment							43
ViiV Healthcare Limited [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, ownership percentage								11.70%	12.60%	13.50%	13.50%	15.00%
Zoetis [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage offered in IPO	80.20%
Zoetis [Member] | Subsidiaries [Member] | IPO [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage offered in IPO		19.80%
Other Nonoperating Income (Expense) [Member] | Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, recognized gain (loss)			$ (463)
Other Nonoperating Income (Expense) [Member] | Laboratorio Teuto Brasilero [Member]
Indefinite-lived Intangible Assets [Line Items]
Equity method investment, other than temporary impairment						56	32
Equity method investment, recognized gain (loss)						55	(223)
Other Nonoperating Income (Expense) [Member] | ViiV Healthcare Limited [Member]
Indefinite-lived Intangible Assets [Line Items]
Gain (loss) in increase (reduction) of interest in subsidiary or equity method investment						$ (30)	$ (32)

[1]	Reflects intangible assets written down to fair value in 2015. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product and the impact of technological risk associated with IPR&D assets; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.